Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Taxes
Income before income taxes

($ in millions)

For the year ended December 31:	2018	2017	2016
Income from continuing operations before income taxes
U.S. operations	$627	$560	$3,650
Non-U.S. operations	10,715	10,840	8,680

Total income from continuing operations before income taxes	$11,342	$11,400	$12,330

Components of the provision for income taxes by geographic operations and taxing jurisdiction

($ in millions)

For the year ended December 31:	2018	2017	2016
U.S. operations	$1,199	$2,923	$38
Non-U.S. operations	1,420	2,719	411

Total continuing operations provision for income taxes	$2,619	$5,642	$449

($ in millions)

For the year ended December 31:	2018	2017	2016
U.S. federal
Current	$(342)	$2,388	$186
Deferred	1,377	77	(746)

	$1,035	$2,465	$(560)

U.S. state and local
Current	$127	$55	$244
Deferred	(292)	28	(44)

	$(165)	$83	$200

Non-U.S.
Current	$2,135	$3,891	$988
Deferred	(386)	(797)	(179)

	$1,749	$3,094	$809

Total continuing operations provision for income taxes	$2,619	$5,642	$449

Discontinued operations provision for/(benefit from) income taxes	2	(3)	(2)
Provision for social security, real estate, personal property and other taxes	3,322	3,434	3,417

Total taxes included in net income	$5,943	$9,073	$3,864

Effective income tax rate reconciliation

For the year ended December 31:	2018	2017	2016
Statutory rate	21%	35%	35%
Enactment of U.S. tax reform	18	48	—
Tax differential on foreign income	(11)	(26)	(21)
Intra-entity transfers	0	(5)	—
Domestic incentives	(1)	(2)	(1)
State and local	(1)	1	1
Japan resolution	—	—	(10)
Other	(3)	(2)	0

Effective rate	23%	49%	4%

Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities

Deferred Tax Assets

($ in millions)

At December 31:	2018	2017
Retirement benefits	$3,620	$3,477
Share-based and other compensation	636	646
Domestic tax loss/credit carryforwards	964	718
Deferred income	674	605
Foreign tax loss/credit carryforwards	903	1,024
Bad debt, inventory and warranty reserves	348	395
Depreciation	231	293
Accruals	336	387
Intangible assets	620	585
Other	1,501	1,396
Gross deferred tax assets	9,833	9,526
Less: valuation allowance	915	1,004

Net deferred tax assets	$8,918	$8,522

Deferred Tax Liabilities

($ in millions)

At December 31:	2018	2017
Depreciation	$719	$641
Retirement benefits	455	483
Goodwill and intangible assets	1,200	1,226
Leases	580	584
Software development costs	292	360
Deferred transition costs	233	254
GILTI deferred taxes	1,927	—
Undistributed foreign earnings*	981	—
Other	1,011	658

Gross deferred tax liabilities	$7,398	$4,206

*Year-to-year increase primarily driven by a reclass from other taxes payable within other liabilities.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)

	2018	2017	2016
Balance at January 1	$7,031	$3,740	$4,574
Additions based on tax positions related to the current year	394	3,029	560
Additions for tax positions of prior years	1,201	803	334
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(1,686)	(367)	(1,443)
Settlements	(181)	(174)	(285)

Balance at December 31	$6,759	$7,031	$3,740